Schedule of Deferred Tax Assets and Liabilities (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net operating loss carryforwards	$ 45,516	$ 49,611
Research credit carryforwards	8,731	9,214
Other, net	895	1,655
Total deferred tax assets	55,142	60,480
Other, net
Total deferred tax liabilities
Valuation allowance	(55,142)	(60,480)
Net deferred tax assets